Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring charges

Restructuring and other items recognized during the year ended December 31, 2018 comprise:

	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Restructuring charges	$12,490	7,753	$8,159
Net charge	$12,490	7,753	$8,159

Restructuring Charges

A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilizations, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Foreign exchange	—	—	—
Provision at December 31, 2018	$4,285	$2,134	$6,419

Prior Period Restructuring Charges
A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization. No additional charge was recorded during the twelve months ended December 31, 2018.

Workforce reductions
(in thousands)
Restructuring charges	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
Provision at December 31, 2018	$2,082

A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016, under a restructuring plan adopted following a review by the Company of its operations. The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease of $2.0 million during the twelve months ended December 31, 2016. No additional charge was recorded during the twelve months ended December 31, 2017 and December 31, 2018.

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(317)	(317)
Provision at December 31, 2018	$—	$—	$—

At December 31, 2018 $7.2 million is included within other liabilities and $1.3 million within non-current other liabilities.